Government Subsidies - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure Of Government Subsidies [Line Items]
Income from government subsidy	$ 4,128
Canadian Emergency Wage Subsidy
Disclosure Of Government Subsidies [Line Items]
Percentage of eligible employer wage subsidy	75.00%
Wage subsidy initial period	84 days
Initial wage subsidy starting date	Mar. 15, 2020
Initial wage subsidy end date	Jul. 04, 2020
Wage subsidy initial extended end date	Nov. 21, 2020
Wage subsidy additional extended end date	2021-06
Subsidy received periods description	The Company became eligible for the CEWS based on decreases in revenue and has received the subsidy for certain periods
Income from government subsidy	$ 4,000
Explanation of unfulfilled conditions description	There are no unfulfilled conditions or contingencies attached to the CEWS.
Canadian Emergency Rent Subsidy
Disclosure Of Government Subsidies [Line Items]
Subsidy received periods description	The Company became eligible for CERS based on decreases in revenue and has received the subsidy for certain periods
Income from government subsidy	$ 100
Explanation of unfulfilled conditions description	There are no unfulfilled conditions or contingencies attached to the CERS